Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	AMERICAN REALTY CAPITAL PROPERTIES, INC.
Entity Central Index Key	0001507385
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K/A
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	On March 6, 2013, American Realty Capital Properties, Inc. (“ARCP”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial Report”), in part, for the purpose of announcing the completion of ARCP's acquisition of American Realty Capital Trust III, Inc., a Maryland corporation (“ARCT III”), pursuant to the Agreement and Plan of Merger, dated as of December 14, 2012, by and among ARCP, ARCT III, Tiger Acquisition, LLC, a Delaware limited liability company and a wholly owned subsidiary of ARCP, ARCT III's operating partnership and ARCP's operating partnership. The purpose of this Amendment No. 3 to the Initial Report is to provide audited consolidated financial statements of ARCP and ARCT III for the year ended December 31, 2012.
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes